SUBSEQUENT EVENTS (Details Narrative) $ in Thousands, $ in Thousands	Feb. 21, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 CAD ($)
Subsequent Events
Credit commitments	$ 30,000
Interest rate of prime plus	2.00%
Credit facility	$ 3,000	$ 628	$ 850	$ 0	$ 20,000